                     Supplement dated February 12, 1999, to
            New England Star Funds Prospectus dated May 1, 1998 and
          New England Stock Funds Class Y Prospectus dated May 1, 1998

                         NEW ENGLAND STAR SMALL CAP FUND

CHANGE IN PORTFOLIO MANAGER
The following supplements the paragraph entitled "Montgomery" in the "Fund Management" section of each prospectus:

     Effective March 1, 1999, Kathryn Peters replaces Andrew Pratt as the portfolio manager of the Montgomery segment of the Fund. Ms. Peters, Vice President of Montgomery, joined the firm in 1995. Prior to 1995 she was an associate in the investment banking division of Donaldson, Lufkin & Jenrette in New York.

CHANGE IN CONTROL
Effective February 12, 1999, the following supplements the paragraph entitled "Robertson Stephens" in the "Fund Management" section of each Prospectus:

     Members of senior management of Robertson Stephens have agreed to purchase Robertson Stephens Investment Management Co. Inc., Robertson Stephens's parent company, from BankAmerica Corporation, in a transaction expected to be completed in March 1999. Robertson Stephens will continue to serve as a subadviser to the Star Small Cap Fund following the transaction, and it is expected that John L. Wallace and John Seabern will continue to serve as co-managers of Robertson Stephens segment of the Fund. The trustees of the New England Funds Trust I approved the continuation of the Star Small Cap Fund's current arrangements with Robertson Stephens following the consummation of the transaction.

                         NEW ENGLAND STAR ADVISERS FUND

CHANGE IN PORTFOLIO MANAGERS
The following supplements the paragraph entitled "Founders" in the "Fund Management" section of each Prospectus:

     Effective January 1999, the Founders segment of the Star Advisers Fund is managed by Scott A. Chapman and Thomas M. Arrington. Mr. Chapman and Mr. Arrington have been Vice Presidents of Investments at Founders since December 1998. Prior to joining Founders, Mr. Chapman was Vice President and Director of Growth Strategy and Mr. Arrington served as Vice President and Director of Income Equity Strategy at HighMark Capital Management.

         Supplement dated February 12, 1999, superseding the supplement dated October 30, 1998, to
            New England Star Funds Prospectus dated May 1, 1998 and
          New England Stock Funds Class Y Prospectus dated May 1, 1998

                         NEW ENGLAND STAR SMALL CAP FUND

CHANGE IN INVESTMENT POLICY
On October 30, 1998, the Board of Directors of New England Funds Trust I approved a change in the Star Small Cap Fund's investment policies. Accordingly, the first sentence under the heading "New England Star Small Cap Fund" in the section entitled "Investment Strategy - Fund Investments and Subadvisers' Investment Styles" (in the New England Star Funds Prospectus) and in the section entitled "Investment Strategy - Fund Investments" (in New England Stock Fund Class Y Prospectus) is revised to read as follows:

     The Star Small Cap Fund seeks to attain its objective of capital appreciation by investing primarily in equity securities of small capitalization companies, which the Fund currently considers to be companies having total market capitalization (shares outstanding times market price per share), at the time of purchase, no greater than the stock with the largest capitalization of the stocks making up the Russell 2000 Index ("Small Cap Companies").

Furthermore, under the same heading, the third sentence of the paragraph which begins "Loomis Sayles. .." is revised to read as follows:

Most of these companies will have market capitalizations that fall within the range of the market capitalization of the Russell 2000 Index at the time of initial purchase.

CHANGE IN PORTFOLIO MANAGER
The following supplements the paragraph entitled "Montgomery" in the "Fund Management" section of each prospectus:

     Effective March 1, 1999, Kathryn Peters replaces Andrew Pratt as the portfolio manager of the Montgomery segment of the Fund. Ms. Peters, Vice President of Montgomery, joined the firm in 1995. Prior to 1995 she was an associate in the investment banking division of Donaldson, Lufkin & Jenrette in New York.

CHANGE IN CONTROL
Effective February 12, 1999, the following supplements the paragraph entitled "Robertson Stephens" in the "Fund Management" section of each Prospectus:

     Members of senior management of Robertson Stephens have agreed to purchase Robertson Stephens Investment Management Co. Inc., Robertson Stephens's parent company, from BankAmerica Corporation, in a transaction expected to be completed in March 1999. Robertson Stephens will continue to serve as a subadviser to the Star Small Cap Fund following the transaction, and it is expected that John L. Wallace and John Seabern will continue to serve as co-managers of Robertson Stephens segment of the Fund. The trustees of the New England Funds Trust I approved the continuation of the Star Small Cap Fund's current arrangements with Robertson Stephens following the consummation of the transaction.

                                                             (Over)

                         NEW ENGLAND STAR ADVISERS FUND

CHANGE IN PORTFOLIO MANAGERS
The following supplements the paragraph entitled "Founders" in the "Fund Management" section of each Prospectus:

     Effective January 1999, the Founders segment of the Star Advisers Fund is managed by Scott A. Chapman and Thomas M. Arrington. Mr. Chapman and Mr. Arrington have been Vice Presidents of Investments at Founders since December 1998. Prior to joining Founders, Mr. Chapman was Vice President and Director of Growth Strategy and Mr. Arrington served as Vice President and Director of Income Equity Strategy at HighMark Capital Management.

CHANGE IN SUBADVISORY FEE
Effective August 3, 1998, the following supplements the disclosure found in the paragraph in the "Fund Management" section of the Prospectus describing subadvisory fees paid by NEFM to Janus Capital Corporation ("Janus Capital"):

     For the Star Advisers Fund, NEFM pays Janus Capital a subadvisory fee at the annual rate of 0.55% of the first $50 million of the average daily net assets of the segment of the Fund that Janus Capital manages and 0.50% of such assets in excess of $50 million.

                         NEW ENGLAND STAR WORLDWIDE FUND
                 (the following became effective August 3, 1998)

CHANGE IN PORTFOLIO MANAGERS
Oscar Castro and John Boich of Montgomery have assumed day-to-day responsibility for the management of the Montgomery segment of the New England Star Worldwide Fund. Messrs. Castro and Boich are each a Senior Portfolio Manager and Principal of Montgomery and each as been employed by Montgomery since 1993. They have co-managed Montgomery's Global Opportunities Fund since its inception on September 30, 1993.

CHANGE IN INVESTMENT STRATEGY
The paragraph regarding Montgomery in the "Fund Investments - Star Worldwide Fund" section of the Prospectus is revised to read as follows:

     Montgomery Asset Management, LLC ("Montgomery") normally will invest at least 65% of its segment of the Fund's portfolio in equity securities of companies, which may be of any size throughout the world. The segment of the Fund managed by Montgomery emphasizes a common stocks, but may also invest up to 35% of its segment in debt securities, including up to 5% in debt securities rated below investment grade. Montgomery may invest its segment of the Fund in securities denominated in one or more foreign currencies.

     Montgomery invests in companies that it believes have potential for above-average growth in sales and earnings on a sustained basis and that are reasonably priced. A number of factors are considered in evaluating potential investments, including a company's per share sales and earnings growth; return on capital; balance sheet financial and accounting policies; overall financial strength; industry sector; competitive advantages; and quality of management.

REDUCTION IN SUBADVISORY FEE
The subadvisory fees payable by NEFM to Montgomery are now at the annual rate of:

     0.85% of the first $25 million of the average daily net assets of the segment of the Fund that Montgomery manages, 0.65% of the next $25 million of such assets, and 0.55% of such assets in excess of $50 million

This change in subadvisory fees paid by NEFM does not affect the management fee paid by the Fund.

                     NEW ENGLAND GOVERNMENT SECURITIES FUND
                                       AND
                  NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND

                     Supplement dated February 12, 1999 to
       New England Bond Funds Class A, B and C shares and Class Y shares
                         Prospectuses dated May 1, 1998

The following supplements the third paragraph in the "Fund Management" section of each Prospectus:

Effective immediately, Joel A. Damiani acts as lead portfolio manager and Scott
A. Millimet acts as co-portfolio manager of the Government Securities Fund, and Mr. Millimet acts as lead portfolio manager and Mr. Damiani acts as co-portfolio manager of the Limited Term U.S. Government Fund.

                       Supplement dated February 12, 1999
           to the New England Stock Funds Class A, B and C shares and
                 Class Y shares Prospectuses dated May 1, 1998

                       FOR NEW ENGLAND EQUITY INCOME FUND
The following supplements the second paragraph in the "Fund Management" section of each Prospectus: Effective immediately, Peter Ramsden and Tom Kolefas act as portfolio managers of the Equity Income Fund.

                           FOR NEW ENGLAND VALUE FUND
                                       AND
                            NEW ENGLAND BALANCED FUND
The following supplements the "Fund Management" section of each Prospectus:

Effective August 1998, Jeffrey Wardlow and Lauriann Kloppenburg have assumed responsibility for the day-to-day management of the Value Fund. Also effective August 1998, Jeffrey Wardlow and Gregg Watkins have assumed responsibility for the day-to-day management of the equity portion of the Balanced Fund and the responsibility for allocating the assets of the Balanced Fund between equity and fixed-income securities. The day-to-day management of the fixed-income portion of the Balanced Fund remains the same. Mr. Wardlow, Vice President of Loomis Sayles, has managed the Loomis Sayles Core Value Fund since its inception in May 1991. Ms. Kloppenburg, Vice President and Director of Equity Research of Loomis Sayles, has been employed by Loomis Sayles for more than five years. Mr. Watkins, Vice President of Loomis Sayles, is also a portfolio manager of the Loomis Sayles Mid-Cap Value Fund and has been employed by Loomis Sayles for more than five years.

                           FOR NEW ENGLAND GROWTH FUND
Effective September 1, 1998, New England Growth Fund offers Class C shares to the general public in addition to Class A and Class B shares. Therefore, the following tables supplement "Annual fund operating expenses" and "Example" in the "Schedule of Fees" section:

      ANNUAL FUND OPERATING EXPENSES
      (as a percentage of average net assets)
      -------------------------------------------------------------------
                                             NEW ENGLAND GROWTH FUND
                                                     CLASS C
      Management Fees                                 0.67%
      12b-1 Fees                                      1.00%*
      Other Expenses                                  0.20%
      Total Fund Operating Expenses                   1.87%
      -------------------------------------------------------------------

*Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) unless otherwise noted, redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than those shown.

          -----------------------------------------------------
                                    NEW ENGLAND GROWTH FUND
                                            CLASS C
                                      (1)             (2)
          1 year                      $29             $19
          3 years                     $59             $59
          5 years                     $101            $101
          10 years                    $219            $219
          -----------------------------------------------------
          (1) Assumes redemption at end of period.
          (2) Assumes no redemption at end of period.

                      Supplement dated February 12, 1999 to
                                New England Funds
         Statement of Additional Information - Part II dated May 1, 1998

THE SECTION ENTITLED "STANDARD PERFORMANCE MEASURES - PERFORMANCE COMPARISONS" IS AMENDED TO INCLUDE THE FOLLOWING INFORMATION:

         The Standard & Poor's Composite Index of 400 Stocks (the "S&P 400") is a market capitalization-weighted and unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. This index is comprised of stocks in the middle capitalization range. Any midcap stocks already included in the S&P 500 are excluded from this index.

         The Lehman Aggregate Bond Index is a market capitalization-weighted aggregate index that includes nearly all debt issued by the U.S. Treasury, U.S. Government agencies, U.S. corporations rated investment grade, and U.S. agency debt backed by mortgage pools.

         The Lehman Intermediate Government Bond Index (the "Lehman Int. Government Index") is a market capitalization-weighted and unmanaged index of bonds issued by the U.S. Government and its agencies having maturities between one and ten years.

         The Lehman Intermediate Government/Corporate Bond Index (the "Lehman Int. G/C Index") is a market capitalization-weighted and unmanaged index composed of the Lehman Government and Corporate Bond indices which include bonds with maturities of up to ten years.

         The Lehman High Yield Bond Index is a market capitalization-weighted, unmanaged index of fixed-rate, noninvestment grade debt. Generally securities in the index must be rated Ba1 or lower by Moody's, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch Investor's Service. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

         The Lehman: Mutual Fund Short (1-5) Investment Grade Debt Index is an unmanaged index composed of all publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt with maturities of one to five years.

         The Russell 3000 Index is a market capitalization-weighted index which comprises 3,000 of the largest capitalized U.S. companies whose common stock is traded in the United States on the NYSE, the American Stock Exchange and NASDAQ. The Russell 2000 Index represents the smallest 2,000 companies within the Russell 3000 Index as measured by market capitalization. The Russell 1000 Index represents the largest 1,000 companies within the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation. The Russell 1000 Value Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater value orientation.

         The Morgan Stanley Capital International World ND Index (the "MSCI World Index") is a market-capitalization weighted and unmanaged index that includes common stock from all 23 MSCI developed market countries. The "ND" indicates that the index is listed in U.S. dollars, with net dividends reinvested.